Related-party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related-party transactions	33 Related-party transactions
Information about material related-party transactions of the Rio Tinto Group is set out below.
Subsidiary companies and joint operations
Details of investments in principal subsidiary companies are disclosed in note 30. Information relating to principal joint operations can be found in note
31.
Equity accounted units
Transactions and balances with equity accounted units are summarised below. Purchases, trade and other receivables, and trade and other payables, relate largely to amounts charged by equity accounted units for toll processing of alumina and purchasing of bauxite and aluminium.
Sales relate largely to sales of alumina to equity accounted units for smelting into aluminium.

	2024 US$m	2023 US$m	2022 US$m
Income statement items
Purchases from equity accounted units	(874)	(1,163)	(1,429)
Sales to equity accounted units	684	349	563

Cash flow statement items
Dividends from equity accounted units	1,067	610	879
Net funding of equity accounted units	(784)	(144)	(75)

Balance sheet items
Investments in equity accounted units(a)	4,837	4,407	3,298
Loans to equity accounted units(b)	534	–	–
Loans related to equity accounted units(c)	–	100	—
Trade and other receivables: amounts due from equity accounted units(d)	221	189	297
Trade and other payables: amounts due to equity accounted units	(209)	(206)	(294)
(a)Investments in equity accounted units include quasi-equity loans. Further information about investments in equity accounted units is set out in note 32.
(b)Relates to amounts advanced as part of acquisition of WCS Rail and Port entities (refer to note 5 for details), as well as subsequent funding of the EAUs.
(c)Relates to initial funding for Simandou infrastructure, classified as “Other investments, including loans” pending finalisation of the project shareholder agreements. This loan was repaid during 2024.
(d)This includes prepayments of tolling charges.
Pension funds
Information relating to pension fund arrangements is set out in note 28.
Directors and key management Details of Directors’ and key management’s remuneration are set out in note 29.